Significant Policies (Predecessor) (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Historical blended average year for calculating undiscounted projected net operating cash flows			10 years
Impairment loss	$ 0		$ 0	$ 0
Estimated useful life			25 years
Provision for credit losses	$ 0		$ 0	$ 0
OceanPal Inc. Predecessors [Member]
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Historical blended average year for calculating undiscounted projected net operating cash flows		10 years
Term for time charter rates		1 year				1 year
Impairment loss		$ 0			$ 0	$ 0
Vessel impairment charges		$ 3,047,978				3,047,978
Estimated useful life		25 years
Gain on bunkers		$ 330,454			(287,352)	(229,481)
Administrative expenses		1,104,894			1,265,051	809,205
Provision for doubtful accounts receivable		0			0	0
Provision for credit losses		$ 0			$ 0	$ 0